OTHER LIABILITIES - Other Plans (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) plan installment	Dec. 31, 2022 USD ($)
Details of other plans
Number of defined contribution plans | plan	2
Percentage of Agnico Eagle's contribution for employees to a defined contribution plan (as a percent)	5.00%
Basic Plan
Details of other plans
Agnico Eagle's contribution amount to a defined contribution plan	$ 20.0	$ 18.6
Supplemental Plan
Details of other plans
Agnico Eagle's contribution amount to a defined contribution plan	$ 1.8	2.0
Percentage of Agnico Eagle's contribution for designated executives to a defined contribution plan (as a percent)	10.00%
Net contribution plan liability in relation to plan	$ 10.7	10.3
Number of pension payable in annual installments | installment	5
Key management personnel | Basic Plan
Details of other plans
Agnico Eagle's contribution amount to a defined contribution plan	$ 0.2	0.3
Key management personnel | Supplemental Plan
Details of other plans
Agnico Eagle's contribution amount to a defined contribution plan		$ 1.4